Intangible assets - Summary of Remaining Balance Expected To Be Amortized (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 5,808
2022 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,403
2023 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,208
2024 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	1,108
2025 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	990
2026 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	197
2027 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	197
2028 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	180
2029 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	175
2030 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	175
2031 [Member]
Disclosure Of Remaining Balance Expected To Be Amortized [Line Items]
Placement agent fees	$ 175